Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Liability under D&O insurance premium financing	$ 417,774
Consulting and professional fees	297,604	$ 635,678	$ 184,252
Compensation	690	13,272
Research and development			11,981
Other	31,470	31,832	7,372
Accrued expenses and other current liabilities	$ 747,538	$ 680,782	$ 203,605